Summary of the main accounting policies: Land, furniture and equipment (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Furniture & equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Furniture & equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Machinery & equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Machinery & equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Computer equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Computer equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	33 years	33 years
Commercial vehicles | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Commercial vehicles | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment	25 years	25 years
Improvements to leased premises
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		10 years